Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net
4.	Accounts receivable, net
Accounts receivable, net consisted of the followings:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable, gross	135,372,101	203,934,775
Less: allowance for doubtful receivables	(5,907,369)	(15,834,902)

Accounts receivable, net	129,464,732	188,099,873

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance as of January 1	1,690,103	5,172,435	5,907,369
Provisions for doubtful accounts	3,482,332	1,121,009	13,563,744
Write offs	—	(386,075)	(3,636,211)

Balance as of December 31	5,172,435	5,907,369	15,834,902

The following customers accounted for 10% or more of accounts receivable, net:

	As of December 31,
	2018		2019
	RMB	%	RMB	%	US$	%
Company A	21,112,127	16%	37,615,505	20%	5,377,177	20%
Company B	13,441,984	10%	*	*	*	*
Company C	*	*	47,776,989	25%	6,829,772	25%
Company D	*	*	23,466,780	12%	3,354,602	12%

*	Amounts accounted for less than 10% of accounts receivable for each respective year.